PARNASSUS MID CAP FUND

Portfolio of Investments as of March 31, 2020 (unaudited)

Equities	Shares	Market Value ($)
Air Freight & Logistics (5.1%)
C.H. Robinson Worldwide Inc.	1,416,272	93,757,206
Expeditors International of Washington Inc.	593,572	39,603,124
FedEx Corp.	612,466	74,267,627

		207,627,957
Apparel & Luxury Goods (2.0%)
VF Corp.	1,469,328	79,461,258

Banks (3.1%)
First Horizon National Corp.	6,480,601	52,233,644
First Republic Bank	910,037	74,877,844

		127,111,488
Capital Markets (1.1%)
SEI Investments Co.	924,702	42,850,691

Chemicals (1.9%)
PPG Industries Inc.	902,699	75,465,636

Commercial Services & Supplies (3.7%)
Republic Services Inc.	2,017,399	151,425,969

Communications Equipment (3.3%)
Motorola Solutions Inc.	1,014,905	134,901,173

Electronic Equipment Instruments (2.5%)
Trimble Inc. [q]	3,187,704	101,464,618

Electronic Utilities (4.6%)
IDACORP Inc.	1,200,862	105,423,675
Portland General Electric Co.	1,666,357	79,885,155

		185,308,830
Equity Real Estate Investment Trusts (10.1%)
Americold Realty Trust	3,796,865	129,245,285
AvalonBay Communities Inc.	332,701	48,963,606
Digital Realty Trust Inc.	871,237	121,023,532
Public Storage	247,215	49,099,371
SBA Communications Corp.	217,700	58,772,469

		407,104,263
Food & Staples Retailing (0.2%)
US Foods Holding Corp. [q]	424,218	7,512,901

Food Products (2.1%)
McCormick & Co.	602,232	85,041,181

Health Care Equipment (8.5%)
Dentsply Sirona Inc.	2,173,119	84,382,211
Hologic Inc. [q]	3,460,743	121,472,079
Teleflex Inc.	468,897	137,321,175

		343,175,465
Health Care Technology (3.7%)
Cerner Corp.	2,387,334	150,378,169

Household Products (2.3%)
The Clorox Company	527,166	91,331,510

Industrial Conglomerates (2.6%)
Roper Technologies Inc.	332,539	103,688,986

Insurance (1.2%)
First American Financial Corp.	1,106,058	46,907,920

IT Services (3.8%)
Jack Henry & Associates Inc.	995,399	154,525,741

Life Sciences Tools & Services (1.7%)
Agilent Technologies Inc.			978,831	70,103,876

Machinery (5.2%)
Pentair plc			2,622,192	78,036,434
Xylem Inc.			2,052,578	133,684,405

				211,720,839
Media (3.7%)
Cable One Inc.			42,166	69,321,326
Shaw Communications Inc., Class B [l]			4,900,590	79,389,558

				148,710,884
Multi-Utilities (1.4%)
MDU Resources Group Inc.			2,609,603	56,106,465

Professional Services (3.0%)
Verisk Analytics Inc.			879,207	122,543,872

Retail (2.9%)
Burlington Stores Inc. [q]			729,290	115,563,293

Semiconductor Equipment (3.9%)
KLA Corporation			549,315	78,958,538
Maxim Integrated Products Inc.			1,612,083	78,363,355

				157,321,893
Software (11.8%)
ACI Worldwide Inc. [q]			911,835	22,020,815
Autodesk Inc. [q]			501,377	78,264,950
Cadence Design Systems Inc. [q]			1,543,021	101,901,107
Guidewire Software Inc. [q]			721,271	57,204,003
Nuance Communications Inc. [q]			6,887,717	115,575,891
Synopsys Inc. [q]			814,665	104,920,705

				479,887,471
Specialty Retail (1.9%)
O’Reilly Automotive Inc. [q]			254,588	76,643,717

Total investment in equities (97.3%) (cost $4,155,990,669)				3,933,886,066

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
Certificates of Deposit (0.0%) α
Beneficial State	1.65%	04/25/2020	250,000	249,344
Beneficial State	0.65%	03/27/2021	250,000	240,137
Providence Bank & Trust	0.39%	03/22/2021	250,000	240,274

				729,755
Time Deposits (3.9%)
BBH Cash Management Service
Banco Santader, Madrid	0.15%	04/01/2020	156,953,156	156,953,156

Securities Purchased with Cash Collateral from Securities Lending
Registered Investment Companies (0.0%)
Invesco Aim Government & Agency Portfolio
Short-Term Investments Trust, Institutional Class	0.87%			464,001

Total short-term securities (3.9%) (cost $158,146,912)				158,146,912

Total securities (101.2%) (cost $4,314,137,581)				4,092,032,978

Payable upon return of securities loaned (0.0%)				(464,001)

Other assets and liabilities (-1.2%)				(46,373,104)

Total net assets (100.0%)				4,045,195,873

q	This security is non-income producing.
l	This security, or partial position of this security, was on loan at March 31, 2020. The total value of the securities on loan at March 31, 2020 was $453,271.
α	Market value adjustments have been applied to these securities to reflect potential early withdrawal.
plc	Public Limited Company

The portfolio of investments as of March 31, 2020 has not been audited. This report is provided for the general information of the Fund’s shareholders. For more information regarding the Fund, portfolio holdings and other significant accounting policies, please see the Fund’s most recent prospectus and annual report.

Income Taxes:

At March 31, 2020, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus Mid Cap Fund
Cost of long-term investments	$4,156,925,638

Unrealized appreciation	$260,857,753
Unrealized depreciation	(482,962,356)

Net unrealized depreciation	$(222,104,603)

The Parnassus Mid Cap Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 – other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following table summarizes the portfolio’s financial assets as of March 31, 2020, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Communication Services	$148,710,884	$—	$—	$148,710,884
Consumer Discretionary	271,668,269	—	—	271,668,269
Consumer Staples	183,885,592	—	—	183,885,592
Financials	216,870,099	—	—	216,870,099
Health Care	563,657,510	—	—	563,657,510
Industrials	797,007,623	—	—	797,007,623
Information Technology	1,028,100,896	—	—	1,028,100,896
Materials	75,465,636	—	—	75,465,636
Real Estate	407,104,263	—	—	407,104,263
Utilities	241,415,294	—	—	241,415,294
Short-Term Investments	157,417,157	—	729,755	158,146,912

Total	$4,091,303,223	$—	$729,755	$4,092,032,978

The following table reconciles the valuations of the Fund’s Level 3 investment securities and related transactions as of March 31, 2020:

Certificates of Deposit
Balance as of December 31, 2019	$742,267
Discounts/premiums amortization	(12,512)
Purchases	500,000
Sales	(500,000)

Balance as of March 31, 2020	$729,755

Quantitative information about Level 3 fair value measurements:

	Fair Value at			Range
	March 31, 2020	Valuation Technique	Unobservable Input	(Weighted Average)
Certificates of Deposit	$729,755	Liquidity Discount	Discount for Lack of Marketability	4%

The significant unobservable inputs used in fair value measurement of the Fund’s Certificates of Deposit are a discount for lack of marketability. Significant increases in any of these inputs in isolation would result in a lower fair value measurement. Generally, a change in the assumption used for probability of default should be accompanied by a directionally-similar change in the assumption used for the lack of marketability.

In accordance with procedures established by the Funds’ Trustees, all fair value securities as submitted by the Fund’s treasurer are reviewed and approved by the Trustees. The Fund’s valuation committee is comprised of Independent Trustees who also comprise the Fund’s audit committee. The committee reviews the methodologies used by the Fund when securities have been identified as being fair valued and include the percentages used when determining liquidity discounts or discounts to be taken for lack of marketability. The Trustees review the changes in fair value measurement and methods used to substantiate the unobservable inputs on a quarterly basis.